Supplement to the
Fidelity Advisor® Floating Rate High Income Fund
December 30, 2020
STATEMENT OF  ADDITIONAL INFORMATION

The following information replaces similar information found under the "Loans" heading of the investment limitations that are not fundamental in the “INVESTMENT POLICIES AND LIMITATIONS” section.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) originating and/or making direct loans (b) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

FHIB-21-011.811512.111	September 30, 2021

Supplement to the
Fidelity Advisor® Floating Rate High Income Fund, Fidelity Advisor® High Income Advantage Fund and Fidelity Advisor® Value Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2020
STATEMENT OF  ADDITIONAL INFORMATION

The following information replaces similar information for Fidelity Advisor® Floating Rate High Income Fund and Fidelity Advisor® High Income Advantage Fund found under the "Loans" heading of the investment limitations that are not fundamental in the “INVESTMENT POLICIES AND LIMITATIONS” section.

For each fund (other than Fidelity Advisor® Value Fund):

The fund does not currently intend to lend assets other than securities to other parties, except by (a) originating and/or making direct loans (b) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

ACOM10B-21-011.734041.160	September 30, 2021